Basis of preparation and significant changes in the current reporting period (Tables)	6 Months Ended
Jun. 30, 2026
Basis of Preparation and Accounting Policies [Abstract]
Reconciliation net result under IFRS-EU and IFRS-IASB

Reconciliation net result under IFRS-EU and IFRS-IASB
	1 January to 30 June
in EUR million	2026	2025
In accordance with IFRS-EU (attributable to the shareholders of the parent)	3,503	3,130
Adjustment of the EU IAS 39 carve-out	-439	1,065
Tax effect of the adjustment	120	-279
Effect of adjustment after tax	-319	786
In accordance with IFRS-IASB (attributable to the shareholders of the parent)	3,184	3,915

Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB

Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
in EUR million	30 June 2026	31 December 2025
In accordance with IFRS-EU (attributable to the shareholders of the parent)	50,246	49,698
Adjustment of the EU IAS 39 carve-out	5,582	6,022
Tax effect of the adjustment	-1,516	-1,636
Effect of adjustment after tax	4,067	4,386
In accordance with IFRS-IASB Shareholders’ equity	54,313	54,083